STOCKHOLDERS DEFICIT (Details 1) - Warrant [Member] - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Outstanding, Beginning Balance	1,800,000	1,800,000	1,800,000	1,200,000
Granted	0	0	0	600,000
Exercised	0	0	0	0
Expired / cancelled	(1,800,000)	0	0	0
Outstanding, Ending Balance	0	1,800,000	1,800,000	1,800,000
Warrants exercisable			1,800,000
Weighted-Average Exercise Price, Beginning Balance	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Weighted-Average Exercise Price, Granted		0	0	0.10
Weighted-Average Exercise Price, Exercised	0	0	0	0
Weighted-Average Exercise Price, Expired / cancelled	(0.10)	0	0	0
Weighted-Average Exercise Price, Ending Balance	0	$ 0.10	0.10	$ 0.10
Weighted-Average Exercise Price, Warrants exercisable	$ 0		$ 0.10